35. SEGMENT INFORMATION (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 50,347	$ 25,110	$ 7,106
Intersegment sales	0	0	0
Cost of sales	(34,427)	(20,153)	(7,038)
Gross profit (loss)	15,920	4,957	68
Selling expenses	(2,904)	(2,132)	(973)
Administrative expenses	(4,905)	(3,628)	(1,221)
Exploration expenses	(44)	(94)	(3)
Other operating income	3,388	4,164	6,517
Other operating expenses	(2,951)	(1,876)	(769)
Reversal of impairment of property, plant and equipment	461	0	25
Reversal of impairment of intangible assets	82	0	0
Share of profit (loss) of joint ventures	1,064	105	9
Share of profit (loss) in associates	44	7	(10)
Income from the sale of subsidiaries and financial assets	0	480	0
Operating income (loss)	10,155	1,983	3,643
Finance income	1,432	849	331
Finance costs	(5,112)	(4,277)	(1,257)
Other financial results	(2,266)	(80)	1,719
Financial results, net	(5,946)	(3,508)	793
Profit (loss) before income tax	4,209	(1,525)	4,436
Income tax and minimun notional income tax	1,367	1,201	(587)
Profit (Loss) of the year from continuing operations	5,576	(324)	3,849
Profit (loss) of the year from discontinued operations	94	72	0
Profit (loss) of the year	5,670	(252)	3,849
Depreciation and amortization	3,421	2,201	720
Total profit (loss) of the year attributable to:
Owners of the company	4,606	(11)	3,065
Non - controlling interest	1,064	(241)	784
Assets	104,467	77,277	29,150
Liabilities	84,355	63,203	20,769
Increases in property, plant and equipment	14,989	8,440	6,248
Increases in intangible assets		1,326
Generation
Disclosure of operating segments [line items]
Revenue	9,560	4,609	2,418
Intersegment sales	37	15	0
Cost of sales	(5,358)	(2,726)	(1,282)
Gross profit (loss)	4,239	1,898	1,136
Selling expenses	(94)	(65)	(24)
Administrative expenses	(357)	(392)	(262)
Exploration expenses	0	0	0
Other operating income	420	55	91
Other operating expenses	(149)	(104)	(79)
Reversal of impairment of property, plant and equipment	0		25
Reversal of impairment of intangible assets	0
Share of profit (loss) of joint ventures	(50)	0	0
Share of profit (loss) in associates	0	0	0
Income from the sale of subsidiaries and financial assets		0
Operating income (loss)	4,009	1,392	887
Finance income	881	600	295
Finance costs	(932)	(750)	(358)
Other financial results	55	228	(82)
Financial results, net	4	78	(145)
Profit (loss) before income tax	4,013	1,470	742
Income tax and minimun notional income tax	85	(317)	(192)
Profit (Loss) of the year from continuing operations	4,098	1,153
Profit (loss) of the year from discontinued operations	0	0
Profit (loss) of the year	4,098	1,153	550
Depreciation and amortization	845	378	149
Total profit (loss) of the year attributable to:
Owners of the company	3,890	1,045	497
Non - controlling interest	208	108	53
Assets	22,833	19,577	8,051
Liabilities	7,635	8,632	5,956
Increases in property, plant and equipment	6,277	2,378	1,516
Increases in intangible assets		108
Distribution of energy
Disclosure of operating segments [line items]
Revenue	24,339	13,079	3,802
Intersegment sales	0	0	0
Cost of sales	(17,667)	(12,220)	(5,189)
Gross profit (loss)	6,672	859	(1,387)
Selling expenses	(2,079)	(1,618)	(833)
Administrative expenses	(1,444)	(1,171)	(697)
Exploration expenses	0	0	0
Other operating income	97	1,718	5,656
Other operating expenses	(758)	(465)	(599)
Reversal of impairment of property, plant and equipment	461		0
Reversal of impairment of intangible assets	82
Share of profit (loss) of joint ventures	0	0	0
Share of profit (loss) in associates	0	0	0
Income from the sale of subsidiaries and financial assets		0
Operating income (loss)	3,031	(677)	2,140
Finance income	272	206	96
Finance costs	(1,595)	(1,645)	(577)
Other financial results	(9)	(360)	(870)
Financial results, net	(1,332)	(1,799)	(1,351)
Profit (loss) before income tax	1,699	(2,476)	789
Income tax and minimun notional income tax	(417)	753	(176)
Profit (Loss) of the year from continuing operations	1,282	(1,723)
Profit (loss) of the year from discontinued operations	0	0
Profit (loss) of the year	1,282	(1,723)	613
Depreciation and amortization	443	364	295
Total profit (loss) of the year attributable to:
Owners of the company	951	(1,147)	59
Non - controlling interest	331	(576)	554
Assets	26,149	17,219	11,737
Liabilities	24,460	18,856	11,673
Increases in property, plant and equipment	4,137	2,703	2,518
Increases in intangible assets		0
Oil and gas
Disclosure of operating segments [line items]
Revenue	8,831	4,863	848
Intersegment sales	1,810	716	96
Cost of sales	(6,581)	(3,737)	(660)
Gross profit (loss)	4,060	1,842	284
Selling expenses	(455)	(334)	(116)
Administrative expenses	(975)	(632)	(150)
Exploration expenses	(44)	(94)	(3)
Other operating income	2,522	1,892	552
Other operating expenses	(776)	(826)	(82)
Reversal of impairment of property, plant and equipment	0		0
Reversal of impairment of intangible assets	0
Share of profit (loss) of joint ventures	0	0	0
Share of profit (loss) in associates	44	11	0
Income from the sale of subsidiaries and financial assets		0
Operating income (loss)	4,376	1,859	485
Finance income	96	103	1
Finance costs	(245)	(730)	(389)
Other financial results	(193)	22	419
Financial results, net	(342)	(605)	31
Profit (loss) before income tax	4,034	1,254	516
Income tax and minimun notional income tax	(389)	(305)	(164)
Profit (Loss) of the year from continuing operations	3,645	949
Profit (loss) of the year from discontinued operations	121	(74)
Profit (loss) of the year	3,766	875	352
Depreciation and amortization	1,956	1,398	276
Total profit (loss) of the year attributable to:
Owners of the company	3,241	627	175
Non - controlling interest	525	248	177
Assets	22,116	19,414	3,970
Liabilities	10,446	11,662	3,361
Increases in property, plant and equipment	4,195	3,051	2,214
Increases in intangible assets		994
Refinery and distribution
Disclosure of operating segments [line items]
Revenue	0	0
Intersegment sales	0	0
Cost of sales	0	0
Gross profit (loss)	0	0
Selling expenses	0	0
Administrative expenses	0	0
Exploration expenses	0	0
Other operating income	0	0
Other operating expenses	0	0
Reversal of impairment of property, plant and equipment	0
Reversal of impairment of intangible assets	0
Share of profit (loss) of joint ventures	0	0
Share of profit (loss) in associates	0	(1)
Income from the sale of subsidiaries and financial assets		0
Operating income (loss)	0	(1)
Finance income	0	0
Finance costs	0	0
Other financial results	0	0
Financial results, net	0	0
Profit (loss) before income tax	0	(1)
Income tax and minimun notional income tax	0	0
Profit (Loss) of the year from continuing operations	0	(1)
Profit (loss) of the year from discontinued operations	(43)	75
Profit (loss) of the year	(43)	74
Depreciation and amortization	0	0
Total profit (loss) of the year attributable to:
Owners of the company	(43)	74
Non - controlling interest	0	0
Assets	5,887	6,259
Liabilities	3,599	3,267
Increases in property, plant and equipment	154	165
Increases in intangible assets		224
Petrochemicals
Disclosure of operating segments [line items]
Revenue	7,229	2,507
Intersegment sales	0	0
Cost of sales	(6,655)	(2,207)
Gross profit (loss)	574	300
Selling expenses	(290)	(110)
Administrative expenses	(74)	(15)
Exploration expenses	0	0
Other operating income	64	0
Other operating expenses	(571)	(263)
Reversal of impairment of property, plant and equipment	0
Reversal of impairment of intangible assets	0
Share of profit (loss) of joint ventures	0	0
Share of profit (loss) in associates	0	0
Income from the sale of subsidiaries and financial assets		0
Operating income (loss)	(297)	(88)
Finance income	10	2
Finance costs	0	0
Other financial results	11	(3)
Financial results, net	21	(1)
Profit (loss) before income tax	(276)	(89)
Income tax and minimun notional income tax	0	0
Profit (Loss) of the year from continuing operations	(276)	(89)
Profit (loss) of the year from discontinued operations	0	0
Profit (loss) of the year	(276)	(89)
Depreciation and amortization	117	35
Total profit (loss) of the year attributable to:
Owners of the company	(276)	(89)
Non - controlling interest	0	0
Assets	3,161	2,812
Liabilities	2,406	2,401
Increases in property, plant and equipment	110	58
Increases in intangible assets		0
Holding and others
Disclosure of operating segments [line items]
Revenue	388	52	38
Intersegment sales	36	28	16
Cost of sales	(3)	(3)	(3)
Gross profit (loss)	421	77	51
Selling expenses	0	(5)	0
Administrative expenses	(2,095)	(1,446)	(128)
Exploration expenses	0	0	0
Other operating income	289	560	218
Other operating expenses	(697)	(282)	(9)
Reversal of impairment of property, plant and equipment	0		0
Reversal of impairment of intangible assets	0
Share of profit (loss) of joint ventures	1,114	105	9
Share of profit (loss) in associates	0	(3)	(10)
Income from the sale of subsidiaries and financial assets		480
Operating income (loss)	(968)	(514)	131
Finance income	214	105	26
Finance costs	(2,381)	(1,320)	(20)
Other financial results	(2,130)	35	2,252
Financial results, net	(4,297)	(1,180)	2,258
Profit (loss) before income tax	(5,265)	(1,694)	2,389
Income tax and minimun notional income tax	2,088	1,070	(55)
Profit (Loss) of the year from continuing operations	(3,177)	(624)
Profit (loss) of the year from discontinued operations	0	0
Profit (loss) of the year	(3,177)	(624)	2,334
Depreciation and amortization	60	26	0
Total profit (loss) of the year attributable to:
Owners of the company	(3,177)	(603)	2,334
Non - controlling interest	0	(21)	0
Assets	29,449	19,494	6,563
Liabilities	40,948	25,883	950
Increases in property, plant and equipment	116	85	0
Increases in intangible assets		0
Eliminations
Disclosure of operating segments [line items]
Revenue	0	0	0
Intersegment sales	(1,883)	(759)	(112)
Cost of sales	1,837	740	96
Gross profit (loss)	(46)	(19)	(16)
Selling expenses	14	0	0
Administrative expenses	40	28	16
Exploration expenses	0	0	0
Other operating income	(4)	(61)	0
Other operating expenses	0	64	0
Reversal of impairment of property, plant and equipment	0		0
Reversal of impairment of intangible assets	0
Share of profit (loss) of joint ventures	0	0	0
Share of profit (loss) in associates	0	0	0
Income from the sale of subsidiaries and financial assets		0
Operating income (loss)	4	12	0
Finance income	(41)	(167)	(87)
Finance costs	41	168	87
Other financial results	0	(2)	0
Financial results, net	0	(1)	0
Profit (loss) before income tax	4	11	0
Income tax and minimun notional income tax	0	0	0
Profit (Loss) of the year from continuing operations	4	11
Profit (loss) of the year from discontinued operations	16	71
Profit (loss) of the year	20	82	0
Depreciation and amortization	0	0	0
Total profit (loss) of the year attributable to:
Owners of the company	20	82	0
Non - controlling interest	0	0	0
Assets	(5,128)	(7,498)	(1,171)
Liabilities	(5,139)	(7,498)	(1,171)
Increases in property, plant and equipment	$ 0	0	$ 0
Increases in intangible assets		$ 0